Inventories - Schedule of Components of Inventory (Detail) ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Inventory [Line Items]
Finished goods	¥ 118,984	$ 875	¥ 12,153
Work-in-process	37	0	5,432
Raw materials	4,098	30	5,720
Total	¥ 123,119	$ 905	¥ 23,305